EQ ADVISORS TRUSTSM

AXA/Goldman Sachs Strategic Allocation Portfolio – Class IB Shares

SUPPLEMENT DATED MAY 1, 2018 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2018

This Supplement updates certain information contained in the Summary Prospectus of the AXA/Goldman Sachs Strategic Allocation Portfolio (“Portfolio”), a series of EQ Advisors Trust (“Trust”), dated May 1, 2018. You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the AXA/Goldman Sachs Strategic Allocation Portfolio (the “Portfolio”):

AXA/Goldman Sachs Strategic Allocation Portfolio – Class IB Shares

Effective immediately, Amna Qaiser no longer serves as a member of the team that is responsible for the securities selection, research and trading for the AXA/Goldman Sachs Strategic Allocation Portfolio.

References to Amna Qaiser contained in the sections of the Summary Prospectus entitled “Who Manages the Portfolio – Sub-Adviser: Goldman Sachs Asset Management, L.P” are hereby deleted in their entirety.

Effective immediately, the table in the section of the Summary Prospectus entitled “Who Manages the Portfolio – Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Matthew Schwab	Managing Director of Goldman Sachs and Co-Head of Research for the Alternative Investment Strategies team within Goldman Sachs’ Quantitative Investment Strategies platform	April 2018

Oliver Bunn	Vice President of Goldman Sachs and Portfolio Manager in the Alternative Investment Strategies team within Goldman Sachs’ Quantitative Investment Strategies platform	April 2018